Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Changes in the allowance for doubtful accounts
The following table presents the changes in the allowance for doubtful accounts:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Allowance—beginning of period	$(5)	$—	$(10)	$—
Provisions for bad debts	(52)	(10)	—	—
Write-off, net of recoveries and other	57	—	10	—

Allowance—end of period	$—	$(10)	$—	$—

Fair value hierarchy for the financial liabilities carried at fair value
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited), the fair value hierarchy for the Company's financial assets and liabilities that are carried at fair value are as follows:

	December 31, 2010				December 31, 2011				June 30, 2012
									(unaudited)
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$—	$—	$—	$—	$—	$—	$—	$—	$7,501	$—	$—	$7,501
Certificates of deposits	—	—	—	—	—	—	—	—	995	—	—	995
Commercial paper	—	—	—	—	—	—	—	—	53,734	—	—	53,734
U.S. government and agency securities	—	—	—	—	—	—	—	—	9,991	—	—	9,991
Total assets measured at fair value	$—	$—	$—	$—	$—	$—	$—	$—	$72,221	$—	$—	$72,221

Liabilities
Convertible preferred stock warrants	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—
Total liabilities measured at fair value	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—

Fair value of the convertible preferred stock warrant liability
The changes in the fair value of the convertible preferred stock warrant liability is as follows:

	Years ended December 31,		Six months ended June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Fair value at beginning of period	$802	$1,127	$1,853
Change in fair value	325	981	1,631
Exercise of convertible preferred stock warrants	—	(255)	(343)
Conversion of preferred stock warrants to common stock warrants	—	—	(3,141)
Fair value at end of period	$1,127	$1,853	$—